Net Employee Defined Benefit Liabilities - Schedule of Amount, Timing and Uncertainty of Future Cash Flows (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2025
Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Abstract]
Salary increase percentage	1.00%
Salary decrease percentage	1.00%
Increase in discount rate	1.00%
Decrease in discount rate	1.00%